Tangible assets - Changes in the consolidated balance sheet (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in Tangible assets
Balances at the beginning of the year	$ 12,206
Balances at the end of the year	12,620	$ 12,206
Tangible assets pledged as security for liabilities	0
Gross carrying amount
Changes in Tangible assets
Balances at the beginning of the year	23,087	19,829
Additions	2,450	3,429
Disposals	(187)	(171)
Balances at the end of the year	25,350	23,087
Accumulated depreciation and amortization
Changes in Tangible assets
Balances at the beginning of the year	(10,881)	(9,287)
Additions	(2,032)	(1,766)
Disposals	183	172
Balances at the end of the year	$ (12,730)	$ (10,881)